Transfers and Servicing of Financial Assets (Including Mortgage Banking Activity) (Tables)	12 Months Ended
Dec. 31, 2014
Transfers and Servicing [Abstract]
Changes in Carrying Amount of Mortgage Loans Held-for-sale

Changes to the carrying amount of mortgage loans held for sale at December 31 are presented in the following table.

(Dollars in thousands)	2014	2013	2012
Balance at beginning of period	$128,442	$267,475	$153,013
Originations and Purchases	1,675,538	2,116,460	2,432,367
Sales, net of gains	(1,657,409)	(2,255,493)	(2,317,905)
Other	(6,499)	—	—

Balance at end of period	$140,072	$128,442	$267,475

Components of Mortgage Income

The following table details the components of mortgage income for the years ended December 31:

(Dollars in thousands)	2014	2013	2012
Fair value changes of derivatives and mortgage loans held for sale:
Mortgage loans held for sale and derivatives	$631	$(4,822)	$6,772
Derivative settlements	(8,743)	3,100	—
Gains on sales	59,156	65,393	70,811
Servicing and other income, net	753	526	470

	$51,797	$64,197	$78,053